Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for First PEO (1)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to First PEO (2)(3)	Compensation Actually Paid to Second PEO (2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (4)	Net (Loss) Income (in thousands)(5)
Year	($)	($)	($)	($)	($)	($)	($)	($)
2024	3,377,401	—	888,932	—	2,419,582	1,713,457	209.23	(65,002)
2023	3,172,433	—	5,137,629	—	1,529,285	1,728,086	311.44	132,330
2022	7,406,449	757,533	5,388,460	1,384,720	1,353,260	1,650,050	225.09	(46,408)
(1)	For 2024, our First PEO was Dr. Sandrock, and our Non-PEO NEOs were Dr. Ferguson and Dr. Jorgensen. For 2023, our First PEO was Dr. Sandrock and our Non-PEO NEOs were Ms. Fahey Sandell and Ms. Swartz. For 2022, our First PEO was Dr. Sandrock, our Second PEO was Michael Higgins, and our Non-PEO NEOs were our former Chief Financial Officer Mr. Pfreundschuh and our former Senior Vice President and General Counsel Robert Hesslein.
(2)	The CAP Amounts have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by our PEO and Non-PEO NEOs. These amounts reflect the SCT Amounts for each year, adjusted as described in footnote 3 below.
(3)	The CAP Amounts reflect the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

PEO	Name and Principal Position	Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for PEO ($)	Inclusion of Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for PEO ($)	Inclusion of Change In Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in Any Prior Year for PEO ($)	Inclusion of Vesting Date Fair Value of Awards Granted During Year that Vested During Year for PEO ($)	Inclusion of Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for PEO	Exclusion of Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Compensation Actually Paid to PEO ($)
First PEO	Alfred Sandrock, M.D., Ph.D.	2024	3,377,401	(2,360,800)	1,506,700	(1,478,112)	257,348	(413,606)	—	888,932
	Chief Executive Officer, President, and Director	2023	3,172,433	(2,157,863)	2,199,100	1,076,411	299,050	548,498	—	5,137,629
		2022	7,406,449	(6,570,650)	4,468,346	—	84,315	—	—	5,388,460
Second PEO	Michael Higgins	2022	757,533	(521,805)	87,120	—	949,357	112,515	—	1,384,720
	Former Interim President and Chief Executive Officer

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Average Stock Awards and Option Awards from Summary Compensation Table for Non-PEO NEOs ($)	Inclusion of Average Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day or Year for Non-PEO NEOs ($)	Inclusion of Average Change In Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in Any Prior Year for Non-PEO NEOs ($)	Inclusion of Average Vesting Date Fair Value of Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Inclusion of Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Non-PEO NEOs ($)	Exclusion of Average Fair Value at Last Day or Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Compensation Actually Paid to Other Non-PEO NEOs ($)
2024	2,419,582	(1,989,100)	1,282,975	—	—	—	—	1,713,457
2023	1,529,285	(1,043,962)	1,000,309	116,252	49,839	76,363	—	1,728,086
2022	1,353,260	(953,802)	955,606	138,164	55,938	100,885	—	1,650,050

(4)	Total shareholder return, or TSR, assumes an investment of $100 in our common stock on the last trading day before the earliest fiscal year in the above table through and including the end of the fiscal year for which the TSR is calculated. The closing stock price of one share of our common stock on December 31, 2021, was $2.71.
(5)	Net (loss) income as reported in our Annual Report on Form 10-K for the relevant fiscal year.

Named Executive Officers, Footnote
(1)	For 2024, our First PEO was Dr. Sandrock, and our Non-PEO NEOs were Dr. Ferguson and Dr. Jorgensen. For 2023, our First PEO was Dr. Sandrock and our Non-PEO NEOs were Ms. Fahey Sandell and Ms. Swartz. For 2022, our First PEO was Dr. Sandrock, our Second PEO was Michael Higgins, and our Non-PEO NEOs were our former Chief Financial Officer Mr. Pfreundschuh and our former Senior Vice President and General Counsel Robert Hesslein.

Adjustment To PEO Compensation, Footnote

PEO	Name and Principal Position	Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for PEO ($)	Inclusion of Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for PEO ($)	Inclusion of Change In Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in Any Prior Year for PEO ($)	Inclusion of Vesting Date Fair Value of Awards Granted During Year that Vested During Year for PEO ($)	Inclusion of Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for PEO	Exclusion of Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Compensation Actually Paid to PEO ($)
First PEO	Alfred Sandrock, M.D., Ph.D.	2024	3,377,401	(2,360,800)	1,506,700	(1,478,112)	257,348	(413,606)	—	888,932
	Chief Executive Officer, President, and Director	2023	3,172,433	(2,157,863)	2,199,100	1,076,411	299,050	548,498	—	5,137,629
		2022	7,406,449	(6,570,650)	4,468,346	—	84,315	—	—	5,388,460
Second PEO	Michael Higgins	2022	757,533	(521,805)	87,120	—	949,357	112,515	—	1,384,720
	Former Interim President and Chief Executive Officer

Non-PEO NEO Average Total Compensation Amount	$ 2,419,582	$ 1,529,285	$ 1,353,260
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,713,457	1,728,086	1,650,050
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Average Stock Awards and Option Awards from Summary Compensation Table for Non-PEO NEOs ($)	Inclusion of Average Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day or Year for Non-PEO NEOs ($)	Inclusion of Average Change In Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in Any Prior Year for Non-PEO NEOs ($)	Inclusion of Average Vesting Date Fair Value of Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Inclusion of Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Non-PEO NEOs ($)	Exclusion of Average Fair Value at Last Day or Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Compensation Actually Paid to Other Non-PEO NEOs ($)
2024	2,419,582	(1,989,100)	1,282,975	—	—	—	—	1,713,457
2023	1,529,285	(1,043,962)	1,000,309	116,252	49,839	76,363	—	1,728,086
2022	1,353,260	(953,802)	955,606	138,164	55,938	100,885	—	1,650,050

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between the CAP Amount to our PEOs, the average of CAP Amount to our Non-PEO NEOs, and the Company’s cumulative TSR over the fiscal three-year period from 2022 through 2024.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between the CAP Amount to our PEOs, the average of the CAP Amount to our Non-PEO NEOs, and our net loss over the fiscal three-year period from 2022 through 2024.

Total Shareholder Return Amount	$ 209.23	311.44	225.09
Net Income (Loss)	$ (65,002,000)	132,330,000	(46,408,000)
PEO Name	Dr. Sandrock
Alfred Sandrock
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,377,401	3,172,433	7,406,449
PEO Actually Paid Compensation Amount	888,932	5,137,629	5,388,460
Michael Higgins
Pay vs Performance Disclosure
PEO Total Compensation Amount			757,533
PEO Actually Paid Compensation Amount			1,384,720
PEO | Alfred Sandrock | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,360,800)	(2,157,863)	(6,570,650)
PEO | Alfred Sandrock | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,506,700	2,199,100	4,468,346
PEO | Alfred Sandrock | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,478,112)	1,076,411
PEO | Alfred Sandrock | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,348	299,050	84,315
PEO | Alfred Sandrock | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(413,606)	548,498
PEO | Michael Higgins | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(521,805)
PEO | Michael Higgins | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			87,120
PEO | Michael Higgins | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			949,357
PEO | Michael Higgins | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			112,515
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,989,100)	(1,043,962)	(953,802)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,282,975	1,000,309	955,606
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		116,252	138,164
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		49,839	55,938
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 76,363	$ 100,885